Derivative Liability (Details Narrative)	Jan. 13, 2025 $ / shares shares
Series A Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1,133,652
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 8.38
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Stock Issued During Period, Shares, New Issues	1,910,975